Employee benefits (Tables)	12 Months Ended
Sep. 30, 2025
Employee Benefits [Abstract]
Disclosure of net defined benefit liability (asset)
The following tables present amounts for post-employment benefits plans included in the consolidated balance sheets:

As at September 30, 2025	U.K.	France	Germany	Other	Total
	$	$	$	$	$
Defined benefit obligations	(555,956)	(99,215)	(77,086)	(119,014)	(851,271)
Fair value of plan assets	611,040	—	13,254	83,418	707,712
	55,084	(99,215)	(63,832)	(35,596)	(143,559)
Fair value of reimbursement rights	—	—	19,752	387	20,139
Net asset (liability) recognized in the balance sheet	55,084	(99,215)	(44,080)	(35,209)	(123,420)
Presented as:
Other long-term assets (Note 10)
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights	—	—	19,752	387	20,139
Retirement benefits assets	55,084	—	—	72	55,156
Retirement benefits obligations	—	(99,215)	(63,832)	(35,668)	(198,715)
	55,084	(99,215)	(44,080)	(35,209)	(123,420)

As at September 30, 2024	U.K.	France	Germany	Other	Total
	$	$	$	$	$
Defined benefit obligations	(620,308)	(95,366)	(74,715)	(107,559)	(897,948)
Fair value of plan assets	642,538	—	12,599	74,891	730,028
	22,230	(95,366)	(62,116)	(32,668)	(167,920)
Fair value of reimbursement rights	—	—	19,300	375	19,675
Net asset (liability) recognized in the balance sheet	22,230	(95,366)	(42,816)	(32,293)	(148,245)
Presented as:
Other long-term assets (Note 10)
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights	—	—	19,300	375	19,675
Retirement benefits assets	22,230	—	—	216	22,446
Retirement benefits obligations	—	(95,366)	(62,116)	(32,884)	(190,366)
	22,230	(95,366)	(42,816)	(32,293)	(148,245)
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)

Defined benefit obligations	U.K.	France	Germany	Other	Total
	$	$	$	$	$
As at September 30, 2024	620,308	95,366	74,715	107,559	897,948
Current service cost	336	7,402	376	8,176	16,290
Interest cost	30,485	3,234	2,473	4,989	41,181
Past service cost	—	—	—	2,521	2,521
Business acquisitions (Note 27)	—	7,860	—	—	7,860
Actuarial gains due to change in financial assumptions[1]	(61,738)	(12,876)	(2,563)	(2,805)	(79,982)
Actuarial (gains) losses due to change in demographic assumptions[1]	(10,673)	(958)	—	11	(11,620)
Actuarial (gains) losses due to experience[1]	(10,443)	(6,719)	(125)	62	(17,225)
Plan participant contributions	57	—	—	164	221
Benefits paid from the plan	(32,269)	—	(156)	(3,819)	(36,244)
Benefits paid directly by employer	—	(2,793)	(4,069)	(909)	(7,771)
Foreign currency translation adjustment[1]	19,893	8,699	6,435	3,065	38,092
As at September 30, 2025	555,956	99,215	77,086	119,014	851,271
Defined benefit obligations of unfunded plans	—	99,215	—	22,007	121,222
Defined benefit obligations of funded plans	555,956	—	77,086	97,007	730,049
As at September 30, 2025	555,956	99,215	77,086	119,014	851,271

Defined benefit obligations	U.K.	France	Germany	Other	Total
	$	$	$	$	$
As at September 30, 2023	535,633	78,612	67,706	92,703	774,654
Current service cost	946	6,114	373	6,732	14,165
Interest cost	30,561	3,378	2,738	5,009	41,686
Actuarial losses due to change in financial assumptions[1]	29,444	10,088	4,948	3,405	47,885
Actuarial losses due to change in demographic assumptions[1]	—	111	—	338	449
Actuarial (gains) losses due to experience[1]	(1,222)	(5,100)	(787)	794	(6,315)
Plan participant contributions	86	—	—	162	248
Benefits paid from the plan	(27,712)	—	(503)	(3,536)	(31,751)
Benefits paid directly by employer	—	(2,033)	(3,192)	(496)	(5,721)
Foreign currency translation adjustment[1]	52,572	4,196	3,432	2,448	62,648
As at September 30, 2024	620,308	95,366	74,715	107,559	897,948
Defined benefit obligations of unfunded plans	—	95,366	—	21,600	116,966
Defined benefit obligations of funded plans	620,308	—	74,715	85,959	780,982
As at September 30, 2024	620,308	95,366	74,715	107,559	897,948
[1] Amounts recognized in other comprehensive income.
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)

Plan assets and reimbursement rights	U.K.	France	Germany	Other	Total
	$	$	$	$	$
As at September 30, 2024	642,538	—	31,899	75,266	749,703
Interest income on plan assets	31,518	—	1,090	4,352	36,960
Employer contributions	358	2,793	4,545	8,771	16,467
Return on assets excluding interest income[1]	(48,857)	—	(2,975)	(636)	(52,468)
Plan participant contributions	57	—	—	119	176
Benefits paid from the plan	(32,269)	—	(156)	(3,819)	(36,244)
Benefits paid directly by employer	—	(2,793)	(4,069)	(909)	(7,771)
Administration expenses paid from the plan	(3,432)	—	—	—	(3,432)
Foreign currency translation adjustment[1]	21,127	—	2,672	661	24,460
As at September 30, 2025	611,040	—	33,006	83,805	727,851
Plan assets	611,040	—	13,254	83,418	707,712
Reimbursement rights	—	—	19,752	387	20,139
As at September 30, 2025	611,040	—	33,006	83,805	727,851

Plan assets and reimbursement rights	U.K.	France	Germany	Other	Total
	$	$	$	$	$
As at September 30, 2023	536,226	—	30,829	64,514	631,569
Interest income on plan assets	30,573	—	1,300	3,712	35,585
Employer contributions	426	2,033	2,804	7,714	12,977
Return on assets excluding interest income[1]	50,973	—	(906)	1,579	51,646
Plan participant contributions	86	—	—	162	248
Benefits paid from the plan	(27,712)	—	(503)	(3,536)	(31,751)
Benefits paid directly by employer	—	(2,033)	(3,192)	(496)	(5,721)
Administration expenses paid from the plan	(1,462)	—	—	—	(1,462)
Foreign currency translation adjustment[1]	53,428	—	1,567	1,617	56,612
As at September 30, 2024	642,538	—	31,899	75,266	749,703
Plan assets	642,538	—	12,599	74,891	730,028
Reimbursement rights	—	—	19,300	375	19,675
As at September 30, 2024	642,538	—	31,899	75,266	749,703
[1] Amounts recognized in other comprehensive income.

Disclosure of fair value of plan assets
The plan assets at the end of the years consist of:

As at September 30, 2025	U.K.	Germany	Other	Total
	$	$	$	$
Quoted equities	196,682	—	—	196,682
Quoted bonds	159,475	—	—	159,475
Cash	22,811	—	66	22,877
Other[1]	232,072	13,254	83,352	328,678
	611,040	13,254	83,418	707,712

As at September 30, 2024	U.K.	Germany	Other	Total
	$	$	$	$
Quoted equities	260,103	—	—	260,103
Quoted bonds	158,739	—	—	158,739
Cash	3,123	—	68	3,191
Other[1]	220,573	12,599	74,823	307,995
	642,538	12,599	74,891	730,028
[1]    Other is mainly composed of quoted investment funds and various insurance policies to cover some of the defined benefit obligations.

Disclosure of defined benefit plan expense
The following table summarizes the expense[1] recognized in the consolidated statements of earnings:

	Year ended September 30
	2025	2024
	$	$
Current service cost	16,290	14,165
Past service cost	2,521	—
Net interest on net defined benefit obligations or assets	4,221	6,101
Administration expenses	3,432	1,462
	26,464	21,728
[1]    The expense was presented as costs of services, selling and administrative for an amount of $18,811,000 and as net finance costs for an amount of
$7,653,000 (Note 26) ($14,165,000 and $7,563,000, respectively for the year ended September 30, 2024).

Disclosure of principal actuarial assumptions regarding defined benefit plans
The following are the principal actuarial assumptions calculated as weighted averages of the defined benefit obligations. The assumed discount rates, future salary and pension increases, inflation rates and mortality all have a significant effect on the accounting valuation.

As at September 30, 2025	U.K	France	Germany	Other
	%	%	%	%
Discount rate	5.76	3.70	3.70	5.09
Future salary increases	0.31	2.75	2.50	2.30
Future pension increases	2.85	—	2.10	0.29
Inflation rate	3.06	2.00	2.00	3.49

As at September 30, 2024	U.K.	France	Germany	Other
	%	%	%	%
Discount rate	5.00	3.33	3.33	5.06
Future salary increases	0.31	4.10	2.50	2.74
Future pension increases	3.01	—	2.10	0.31
Inflation rate	3.15	2.00	2.00	3.44

The average longevity over 65 of an employee presently at age 45 and 65 are as follows:

As at September 30, 2025	U.K.	Germany
	(in years)
Longevity at age 65 for current employees
Males	21.4	21.0
Females	23.6	24.0
Longevity at age 45 for current employees
Males	22.7	24.0
Females	25.1	27.0

As at September 30, 2024	U.K.	Germany
	(in years)
Longevity at age 65 for current employees
Males	22.1	21.0
Females	23.9	24.0
Longevity at age 45 for current employees
Males	23.5	24.0
Females	25.4	27.0

Disclosure of sensitivity analysis for actuarial assumptions
The following tables show the sensitivity of the defined benefit obligations to changes in the principal actuarial assumptions:

As at September 30, 2025	U.K.	France	Germany
	$	$	$
Increase of 0.25% in the discount rate	(15,218)	(2,819)	(1,725)
Decrease of 0.25% in the discount rate	15,941	2,937	1,795
Salary increase of 0.25%	88	3,040	20
Salary decrease of 0.25%	(88)	(2,929)	(18)
Pension increase of 0.25%	9,573	—	924
Pension decrease of 0.25%	(8,329)	—	(893)
Increase of 0.25% in inflation rate	10,803	3,040	924
Decrease of 0.25% in inflation rate	(10,577)	(2,929)	(893)
Increase of one year in life expectancy	13,356	686	2,044
Decrease of one year in life expectancy	(13,750)	(733)	(1,828)

As at September 30, 2024	U.K.	France	Germany
	$	$	$
Increase of 0.25% in the discount rate	(18,334)	(2,927)	(1,796)
Decrease of 0.25% in the discount rate	19,263	3,056	1,874
Salary increase of 0.25%	181	3,151	23
Salary decrease of 0.25%	(179)	(3,029)	(21)
Pension increase of 0.25%	10,675	—	948
Pension decrease of 0.25%	(9,287)	—	(913)
Increase of 0.25% in inflation rate	12,047	3,151	948
Decrease of 0.25% in inflation rate	(11,798)	(3,029)	(913)
Increase of one year in life expectancy	15,309	664	2,025
Decrease of one year in life expectancy	(15,478)	(710)	(1,809)

Disclosure of weighted average duration of benefit obligation	The remaining weighted average duration of the defined benefit obligations are as follows:

	Year ended September 30
	2025	2024
	(in years)
U.K.	12	13
France	16	17
Germany	9	10
Other	9	9